Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Opportunities Portfolio
March 31, 2025
VIPGRO-NPRT1-0525
1.799866.121
Common Stocks - 96.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (b)(c)(d)	496	642,806
CANADA - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Shopify Inc Class A (United States) (c)	248,800	23,755,424
CHINA - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	91,277	17,348,107
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	16,125	2,513,243
GERMANY - 0.5%
Information Technology - 0.5%
Software - 0.5%
SAP SE	64,200	17,202,369
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (b)(d)	461,230	1,389,087
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	2,299	1,081,863
TOTAL INDIA		2,470,950
IRELAND - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Circle Internet Financial LLC (b)	214,805	6,240,086
Circle Internet Financial LLC (b)	20,489	595,205

TOTAL IRELAND		6,835,291
ISRAEL - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Wix.com Ltd (c)	26,100	4,264,218
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	8,155	22,508
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	11,726	18,058
		40,566
TOTAL ISRAEL		4,304,784
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (c)	15,331	9,073,882
SINGAPORE - 1.8%
Communication Services - 1.8%
Entertainment - 1.8%
Sea Ltd Class A ADR (c)	472,988	61,720,204
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	312,200	51,825,200
UNITED KINGDOM - 0.5%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd Class D (b)(c)(d)	1,101,900	3,501,513
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)	4,483	3,774,597
TOTAL FINANCIALS		7,276,110

Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC ADR (c)(e)	1,141,000	11,193,210
TOTAL UNITED KINGDOM		18,469,320
UNITED STATES - 90.1%
Communication Services - 21.5%
Diversified Telecommunication Services - 0.4%
AT&T Inc	464,500	13,136,060
Entertainment - 6.0%
Netflix Inc (c)	85,700	79,917,821
ROBLOX Corp Class A (c)	273,000	15,913,170
Roku Inc Class A (c)	1,604,864	113,046,620
Spotify Technology SA (c)	600	330,018
		209,207,629
Interactive Media & Services - 13.0%
Alphabet Inc Class A	350,920	54,266,269
Alphabet Inc Class C	891,460	139,272,796
Epic Games Inc (b)(c)(d)	8,216	5,252,735
Meta Platforms Inc Class A	408,179	235,258,049
Reddit Inc Class A (c)	183,200	19,217,680
		453,267,529
Wireless Telecommunication Services - 2.1%
T-Mobile US Inc	274,388	73,182,023
TOTAL COMMUNICATION SERVICES		748,793,241

Consumer Discretionary - 10.8%
Automobiles - 0.6%
Neutron Holdings Inc (b)(c)(d)	106,587	6,470
Rad Power Bikes Inc (b)(c)(d)	56,834	5,683
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	69,642	16,714
Rivian Automotive Inc Class A (c)	3,500	43,575
Tesla Inc (c)	77,975	20,208,001
		20,280,443
Broadline Retail - 5.4%
Amazon.com Inc (c)	987,260	187,836,088
Hotels, Restaurants & Leisure - 0.6%
Hilton Worldwide Holdings Inc	55,400	12,606,270
Sonder Holdings Inc Stage 1 rights (b)(c)	2,658	0
Sonder Holdings Inc Stage 2 rights (b)(c)	2,658	0
Sonder Holdings Inc Stage 3 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 4 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 5 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 5 rights (b)(c)	2,657	0
Yum! Brands Inc	52,100	8,198,456
		20,804,726
Specialty Retail - 4.2%
Carvana Co Class A (c)	335,900	70,229,972
Floor & Decor Holdings Inc Class A (c)(e)	154,300	12,416,521
Lowe's Cos Inc	135,800	31,672,634
O'Reilly Automotive Inc (c)	11,400	16,331,412
Wayfair Inc Class A (c)	70,874	2,270,094
Williams-Sonoma Inc	74,500	11,778,450
		144,699,083
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (b)(d)	745,906	1,961,733
TOTAL CONSUMER DISCRETIONARY		375,582,073

Consumer Staples - 1.5%
Beverages - 0.0%
Coca-Cola Co/The	22,000	1,575,640
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc Class A	16,900	371,631
BJ's Wholesale Club Holdings Inc (c)	317,500	36,226,750
Walmart Inc	119,500	10,490,905
		47,089,286
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	2,980,637	3,189,282
JUUL Labs Inc Class B (b)(c)(d)	560	599
Philip Morris International Inc	2,700	428,571
		3,618,452
TOTAL CONSUMER STAPLES		52,283,378

Financials - 7.1%
Capital Markets - 1.0%
Blue Owl Capital Inc Class A	622,700	12,478,908
Charles Schwab Corp/The	117,300	9,182,244
LPL Financial Holdings Inc	39,100	12,791,174
		34,452,326
Financial Services - 4.8%
Apollo Global Management Inc	217,600	29,798,144
Fiserv Inc (c)	187,400	41,383,542
Mastercard Inc Class A	15,100	8,276,612
Visa Inc Class A	243,233	85,243,437
		164,701,735
Insurance - 1.3%
Arthur J Gallagher & Co	49,100	16,951,284
Progressive Corp/The	105,600	29,885,856
		46,837,140
TOTAL FINANCIALS		245,991,201

Health Care - 3.7%
Biotechnology - 2.0%
AbbVie Inc	129,400	27,111,889
Alnylam Pharmaceuticals Inc (c)	39,651	10,706,563
Cytokinetics Inc (c)	192,800	7,748,632
Nuvalent Inc Class A (c)	56,384	3,998,753
Regeneron Pharmaceuticals Inc	14,400	9,132,912
Vaxcyte Inc (c)	172,704	6,521,303
Viking Therapeutics Inc (c)(e)	150,789	3,641,554
		68,861,606
Health Care Equipment & Supplies - 1.4%
Blink Health LLC Class A1 (b)(c)(d)	11,090	399,129
Boston Scientific Corp (c)	473,692	47,786,049
		48,185,178
Pharmaceuticals - 0.3%
Eli Lilly & Co	14,400	11,893,104
Structure Therapeutics Inc ADR (c)	40,700	704,517
		12,597,621
TOTAL HEALTH CARE		129,644,405

Industrials - 4.4%
Aerospace & Defense - 0.7%
Axon Enterprise Inc (c)	21,500	11,307,925
GE Aerospace	32,000	6,404,800
Relativity Space Inc (b)(c)	2,081	2,352
Space Exploration Technologies Corp (b)(c)(d)	22,039	4,077,215
Space Exploration Technologies Corp Class C (b)(c)(d)	4,029	745,365
TransDigm Group Inc	3,100	4,288,199
		26,825,856
Building Products - 2.3%
Builders FirstSource Inc (c)	640,000	79,961,600
Ground Transportation - 1.4%
Uber Technologies Inc (c)	647,793	47,198,198
TOTAL INDUSTRIALS		153,985,654

Information Technology - 39.1%
Communications Equipment - 0.5%
Arista Networks Inc	226,700	17,564,715
Electronic Equipment, Instruments & Components - 1.6%
Flex Ltd (c)	1,635,952	54,117,292
IT Services - 0.7%
IBM Corporation	104,600	26,009,836
Semiconductors & Semiconductor Equipment - 16.7%
Advanced Micro Devices Inc (c)	344,400	35,383,656
Astera Labs Inc (c)	44,000	2,625,480
Broadcom Inc	820,500	137,376,315
NVIDIA Corp	3,716,620	402,807,276
		578,192,727
Software - 13.1%
AppLovin Corp Class A (c)	226,200	59,936,214
Celestial AI Inc (b)(d)	1,094	17,963
Coreweave Inc Class A (f)	58,460	2,167,697
Coreweave Inc Class A	23,400	867,672
Coreweave Inc Class A (b)(f)	2,044	93,814
Datadog Inc Class A (c)	173,000	17,163,330
HubSpot Inc (c)	14,493	8,279,706
Microsoft Corp	752,744	282,572,570
Monday.com Ltd (c)	11,900	2,893,604
OpenAI Global LLC rights (b)(c)(d)	632,919	924,062
Oracle Corp	254,100	35,525,721
Palantir Technologies Inc Class A (c)	246,100	20,770,840
Samsara Inc Class A (c)	193,000	7,397,690
Servicenow Inc (c)	16,418	13,071,027
Stripe Inc Class B (b)(c)(d)	10,400	351,000
		452,032,910
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	920,804	204,538,193
Dell Technologies Inc Class C	233,300	21,265,295
		225,803,488
TOTAL INFORMATION TECHNOLOGY		1,353,720,968

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Zillow Group Inc Class C (c)	198,200	13,588,592
Utilities - 1.6%
Electric Utilities - 1.4%
Constellation Energy Corp	141,700	28,570,971
NRG Energy Inc	203,600	19,435,656
		48,006,627
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	66,600	7,821,504
TOTAL UTILITIES		55,828,131

TOTAL UNITED STATES		3,129,417,643
TOTAL COMMON STOCKS (Cost $1,850,615,804)		3,345,579,223

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	130,700	355,138
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	35,600	96,732
Neutron Holdings Inc 7.5% 10/29/2026 (b)(d)(g)	1,852,540	2,340,129
		2,791,999
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (b)(d)	18,211	18,928
TOTAL UNITED STATES		2,810,927
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,037,051)		2,810,927

Convertible Preferred Stocks - 2.4%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc (b)(d)	2,600	143,130
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	17,456	4,263,453
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (b)(d)	49,381	1,478,467
INDIA - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (b)(d)	10,521	795,388
Meesho Series E (b)(d)	1,752	132,451
Meesho Series E1 (b)(d)	2,354	177,962
Meesho Series F (b)(c)(d)	33,827	2,608,400
		3,714,201
Information Technology - 0.2%
Software - 0.2%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)	5,494	2,585,367
Pine Labs Pvt Ltd Series A (b)(c)(d)	1,373	646,106
Pine Labs Pvt Ltd Series B (b)(c)(d)	1,494	703,047
Pine Labs Pvt Ltd Series B2 (b)(c)(d)	1,208	568,461
Pine Labs Pvt Ltd Series C (b)(c)(d)	2,247	1,057,393
Pine Labs Pvt Ltd Series C1 (b)(c)(d)	473	222,584
Pine Labs Pvt Ltd Series D (b)(c)(d)	506	238,113
		6,021,071
TOTAL INDIA		9,735,272
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	22,100	81,770
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	74,300	466,604
Xsight Labs Ltd Series E (b)(d)	58,630	464,350
Xsight Labs Ltd Series E1 (b)(d)	27,183	256,879
		1,187,833
TOTAL ISRAEL		1,269,603
UNITED STATES - 2.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	1,673,000	101,551
Rad Power Bikes Inc Series A (b)(c)(d)	7,410	741
Rad Power Bikes Inc Series C (b)(c)(d)	29,156	8,164
Rad Power Bikes Inc Series D (b)(c)(d)	54,800	25,208
Waymo LLC Series A2 (b)(c)(d)	7,496	474,347
Waymo LLC Series C2 (b)(d)	16,241	1,251,694
		1,861,705
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	10,300	330,321
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	131,549	140,757
JUUL Labs Inc Series D (b)(c)(d)	741	793
		141,550
TOTAL CONSUMER STAPLES		471,871

Financials - 0.1%
Financial Services - 0.1%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	9,073	675,576
Tenstorrent Holdings Inc Series D1 (b)(d)	16,145	1,273,356
		1,948,932
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	40,445	1,455,616
Blink Health LLC Series D (b)(d)	8,446	303,971
		1,759,587
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(c)(d)(h)	105,185	488,058
Health Care Technology - 0.0%
Aledade Inc Series E1 (b)(c)(d)	19,932	727,518
TOTAL HEALTH CARE		2,975,163

Industrials - 1.0%
Aerospace & Defense - 0.8%
Anduril Industries Inc Series F (b)(d)	87,824	3,594,636
Space Exploration Technologies Corp Series I (b)(c)(d)	3,941	7,290,850
Space Exploration Technologies Corp Series N (b)(c)(d)	8,100	14,985,001
		25,870,487
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(d)	30,114	1,032,308
Construction & Engineering - 0.2%
Beta Technologies Inc Series A (b)(c)(d)	64,780	6,154,100
Beta Technologies Inc Series C, 6% (b)(d)	5,300	516,697
		6,670,797
TOTAL INDUSTRIALS		33,573,592

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	49,900	188,123
Enevate Corp Series E (b)(c)(d)	1,172,546	644,900
Vast Data Ltd Series A (b)(c)(d)	8,394	180,219
Vast Data Ltd Series A1 (b)(c)(d)	20,660	443,570
Vast Data Ltd Series A2 (b)(c)(d)	23,765	510,235
Vast Data Ltd Series B (b)(c)(d)	18,910	405,998
Vast Data Ltd Series C (b)(c)(d)	552	11,851
Vast Data Ltd Series E (b)(c)(d)	18,070	387,963
		2,772,859
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	70,900	511,189
Yanka Industries Inc Series E (b)(c)(d)	53,172	139,311
Yanka Industries Inc Series F (b)(c)(d)	55,568	233,941
		884,441
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	171,100	1,002,646
SiMa Technologies Inc Series B1 (b)(c)(d)	24,426	170,249
		1,172,895
Software - 0.6%
Anthropic PBC Series D (b)(d)	10,536	616,777
Anthropic PBC Series E (b)(d)	5,100	286,059
Celestial AI Inc Series A (b)	6,976	114,546
Celestial AI Inc Series B (b)	5,250	86,205
Celestial AI Inc Series C1 (b)(d)	21,029	345,296
Crusoe Energy Systems LLC Series D (b)(d)	43,571	1,219,117
Databricks Inc Series G (b)(c)(d)	27,000	2,497,500
Databricks Inc Series I (b)(c)(d)	382	35,335
Databricks Inc Series J (b)(d)	3,309	306,083
Lyte Ai Inc (b)(d)	45,500	551,915
MOLOCO Inc Series A (b)(c)(d)	41,187	2,715,459
Mountain Digital Inc Series D (b)(c)(d)	118,780	1,849,405
Runway AI Inc Series D (b)(d)	116,730	1,340,060
Stripe Inc Series H (b)(c)(d)	24,195	816,581
xAI Corp Series B (b)(d)	161,864	4,880,200
xAI Corp Series C (b)(d)	88,054	2,654,828
		20,315,366
TOTAL INFORMATION TECHNOLOGY		25,145,561

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	99,028	2,314,284
TOTAL UNITED STATES		68,291,108
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $64,814,858)		85,181,033

Domestic Equity Funds - 0.5%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (e) (Cost $17,219,610)	46,800	16,899,012

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	69,642	67,692
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(i)	65,163	58,371
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	190,830	197,602
TOTAL INFORMATION TECHNOLOGY		255,973

TOTAL UNITED STATES		323,665
TOTAL PREFERRED SECURITIES (Cost $325,635)		323,665

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	12,973,356	12,975,950
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	21,416,050	21,418,192
TOTAL MONEY MARKET FUNDS (Cost $34,394,142)			34,394,142

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,969,407,100)	3,485,188,002
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(10,190,127)
NET ASSETS - 100.0%	3,474,997,875

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $115,493,256 or 3.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $2,261,511 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $7,849.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/22	992,901

Anduril Industries Inc Series F	8/07/24	1,908,995

Anthropic PBC Series D	5/31/24	316,127

Anthropic PBC Series E	2/14/25	286,041

Beta Technologies Inc Series A	4/09/21	4,746,431

Beta Technologies Inc Series C, 6%	10/24/24	606,691

Blink Health LLC Class A1	12/30/20 - 6/17/24	318,415

Blink Health LLC Series C	11/07/19 - 7/14/21	1,544,028

Blink Health LLC Series D	6/17/24 - 6/25/24	354,732

Bombas LLC	2/16/21 - 11/12/21	3,539,531

ByteDance Ltd Series E1	11/18/20	1,912,727

Canva Inc Class A	12/23/24	634,925

Celestial AI Inc	2/25/25	16,208

Celestial AI Inc Series C1	2/25/25	366,540

Cellink Corp Series D	1/20/22	1,039,113

Crusoe Energy Systems LLC Series D	12/10/24	1,271,046

Databricks Inc Series G	2/01/21	1,596,311

Databricks Inc Series I	9/14/23	28,077

Databricks Inc Series J	12/17/24	306,083

Diamond Foundry Inc Series C	3/15/21	2,376,672

Element Labs Inc Series A	2/11/25	81,518

Enevate Corp 10% 5/12/2025	11/12/24	18,211

Enevate Corp 6%	11/02/23 - 10/31/24	65,163

Enevate Corp Series E	1/29/21	1,299,984

Epic Games Inc	7/13/20 - 3/29/21	6,646,200

GoBrands Inc Series G	3/02/21	2,572,088

Gupshup Inc	6/08/21	1,621,143

JUUL Labs Inc Class A	2/23/24	3,025,257

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15	0

JUUL Labs Inc Series D	6/25/18	0

Lenskart Solutions Pvt Ltd	4/30/24	1,271,063

Lyte Ai Inc	8/13/24	577,218

Meesho Series D2	7/15/24	589,176

Meesho Series E	7/15/24	98,112

Meesho Series E1	4/18/24	131,824

Meesho Series F	9/21/21 - 7/15/24	2,559,960

MOLOCO Inc Series A	6/26/23	2,471,220

Mountain Digital Inc Series D	11/05/21	2,727,818

Neutron Holdings Inc	2/04/21	1,066

Neutron Holdings Inc 4% 5/22/2027	6/04/20	130,700

Neutron Holdings Inc 4% 6/12/2027	6/12/20	35,600

Neutron Holdings Inc 7.5% 10/29/2026	10/29/21 - 10/27/24	1,852,540

Neutron Holdings Inc Series 1C	7/03/18	305,891

OpenAI Global LLC rights	9/30/24	632,919

Oura Health Oy Series D	12/18/24	1,268,598

Pine Labs Pvt Ltd	6/30/21	857,430

Pine Labs Pvt Ltd Series 1	6/30/21	2,048,718

Pine Labs Pvt Ltd Series A	6/30/21	512,162

Pine Labs Pvt Ltd Series B	6/30/21	557,278

Pine Labs Pvt Ltd Series B2	6/30/21	450,640

Pine Labs Pvt Ltd Series C	6/30/21	838,041

Pine Labs Pvt Ltd Series C1	6/30/21	176,588

Pine Labs Pvt Ltd Series D	6/30/21	188,892

Rad Power Bikes Inc	1/21/21	274,158

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	69,642

Rad Power Bikes Inc Series A	1/21/21	35,745

Rad Power Bikes Inc Series C	1/21/21	140,644

Rad Power Bikes Inc Series D	9/17/21	525,192

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Revolut Group Holdings Ltd	12/27/24	3,899,104

Runway AI Inc Series D	9/06/24	1,265,561

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 12/31/24	190,830

SiMa Technologies Inc Series B	5/10/21	877,298

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	173,202

Space Exploration Technologies Corp	2/16/21 - 12/09/24	1,563,757

Space Exploration Technologies Corp Class C	7/01/24 - 12/09/24	569,946

Space Exploration Technologies Corp Series I	4/05/18	666,029

Space Exploration Technologies Corp Series N	8/04/20	2,187,000

Starling Bank Ltd Class D	6/18/21 - 4/05/22	2,084,120

Stripe Inc Class B	5/18/21	417,335

Stripe Inc Series H	3/15/21 - 5/25/23	970,824

Taalas Inc	2/19/25	142,775

Tenstorrent Holdings Inc Series C1	4/23/21	539,435

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	1,272,653

Thriveworks Topco LLC Class B	7/23/21 - 2/25/22	3,200,463

Vast Data Ltd Series A	11/28/23	92,334

Vast Data Ltd Series A1	11/28/23	227,260

Vast Data Ltd Series A2	11/28/23	261,415

Vast Data Ltd Series B	11/28/23	208,010

Vast Data Ltd Series C	11/28/23	6,072

Vast Data Ltd Series E	11/28/23	397,540

Waymo LLC Series A2	5/08/20	643,661

Waymo LLC Series C2	10/18/24	1,270,067

xAI Corp Series B	5/13/24	1,937,512

xAI Corp Series C	11/22/24	1,906,369

Xsight Labs Ltd Series D	2/16/21	594,103

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	469,043

Xsight Labs Ltd Series E1	1/11/24	217,355

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Yanka Industries Inc Series E	5/15/20	642,275

Yanka Industries Inc Series F	4/08/21	1,771,330

Zipline International Inc Series G	6/07/24	1,263,171

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Coreweave Inc Class A	2025-09-24

Coreweave Inc Class A	2025-09-24

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,818,193	156,468,204	148,310,447	98,002	-	-	12,975,950	12,973,356	0.0%
Fidelity Securities Lending Cash Central Fund	8,475,317	58,303,523	45,360,648	7,314	-	-	21,418,192	21,416,050	0.1%
Total	13,293,510	214,771,727	193,671,095	105,316	-	-	34,394,142

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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